BASIS OF PREPARATION (Details)	12 Months Ended
Jun. 30, 2020
CordovaCann Holdings Canada, Inc.
DisclosureOfCurrencyLineItems [Line Items]
Currency	Canadian
CordovaCann Investments Canada, Inc.
DisclosureOfCurrencyLineItems [Line Items]
Currency	Canadian
2734158 Ontario Inc.
DisclosureOfCurrencyLineItems [Line Items]
Currency	Canadian
CordovaCann Holdings, Inc.
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cordova CO Holdings, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cordova OR Holdings, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
CDVA Enterprises, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cordova CA Holdings, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cordova OR Operations, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cannabilt Farms, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cannabilt OR Retail, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Cannabilt Holdings, Inc.
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States
Future Processing, LLC
DisclosureOfCurrencyLineItems [Line Items]
Currency	United States